UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-07738
Montana Tax-Free Fund, Inc.
(Exact name of registrant as specified in charter)

Address of Registrant:	1 Main Street North
Minot, ND 58703

Name and Address of Agent for Service:	Brent Wheeler, Mutual Fund Chief Compliance Officer
Kevin Flagstad, Investment Adviser Chief Compliance Officer
1 Main Street North
Minot, ND 58703

Registrant's telephone number, including area code:	(701) 852-5292

Date of fiscal year end:	December 31
Date of reporting period:	June 30, 2008

Item 1—Reports to Shareholders

Dear Shareholder:

Enclosed is the semi-annual report of Montana Tax-Free Fund, Inc. (the "Fund") for the six months ended June 30, 2008. The Fund's portfolio and related financial statements are presented within for your review.

As we end the first half of the year, what one might have thought was an uneventful six months was much the opposite.

First, interest rates spiked higher early in June as Federal Reserve Chairman Ben Bernanke voiced concerns about inflation and the slumping dollar. However, a string of weak economic reports in the last part of June (consumer confidence plunged to its lowest level since 1992) along with more losses and downgrades in the banking sector, reduced corporate earnings expectations and higher energy prices encouraged market participants to dump stocks in favor of low-risk government bonds, sending the 10-year treasury to 3.97%

Municipals on the other hand did not fare as well as a number of the secondary insurers saw significant downgrades of their ratings, the collapse of major financial institution Bear Stearns and the exit of UBS from the municipal bond market.

The secondary insurers of municipal debt are in turmoil, as a number of the insurance companies are in dire straits. Many bond professionals and investors, who in the past have treated all insured bonds equally from a credit perspective now understand the importance of the underlying credit, the purpose of the debt issued, and its commitment to pay.

These events have created great uncertainty and with that, opportunity. It is now a buyers market as high quality municipals are yielding in many instances, yields higher than taxable treasuries of similar maturities. Clearly, there will be price rallies and price sell offs in the months ahead, but the underlying tone for tax-free municipals is bullish.

Montana Tax-Free Fund A shares began the year at $8.50 and ended the period at $8.35 for a total return year-to-date of 0.22%*. Montana Tax-Free Fund B shares began the year at $8.48 and ended the period at $8.32 for a total return year-to-date of (0.16%)*. This compares to the Lehman Brothers Municipal Bond Index return of 0.02% for the period. The Fund's yearly overall performance can be attributed to its defensive portfolio, with an average maturity of 16 years and an average maturity to the first call date of 2.8 years. That, along with an average portfolio coupon of 5.38% helps relative performance in volatile environments.

An important part of the Fund's strategy includes searching the primary and secondary markets for high quality, double tax-exempt issues.

Portfolio quality for the period was as follows: AAA 13.9%, AA 38.1% and A 48.0%.

Income exempt from federal and Montana state income taxes with preservation of capital remain the primary objectives of the Fund.

If you would like more frequent updates, visit the Fund's website at www.integrityfunds.com for daily prices along with pertinent Fund information.

Sincerely,

Monte Avery

Senior Portfolio Manager

The views expressed are those of Monte Avery, Senior Portfolio Manager with Integrity Mutual Funds, Inc. ("Integrity Mutual Funds"). The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector, the markets generally, or any Integrity Mutual Fund.

*Performance does not include applicable front-end or contingent deferred sales charges ("CDSCs"), which would have reduced the performance.

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 800-276-1262.

You should consider the Fund's investment objectives, risks, charges, and expenses carefully before investing. For this and other important information, please obtain a Fund prospectus at no cost from your financial adviser and read it carefully before investing.

Bond prices and, therefore, the value of bond funds decline as interest rates rise. Because the Fund invests in securities of a single state, the Fund is more susceptible to factors adversely impacting the respective state securities more so than a municipal bond fund that does not concentrate its securities in a single state.

June 30, 2008 (Unaudited)

PROXY VOTING OF FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 800-276-1262. A report on Form N-PX of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through the Fund's website at www.integrityfunds.com. The information is also available from the Electronic Data Gathering, Analysis, and Retrieval ("EDGAR") database on the website of the Securities and Exchange Commission ("SEC") at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

Within 60 days of the end of its second and fourth fiscal quarters, the Fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports on the Form N-CSR(S). These reports are filed electronically with the SEC and are delivered to the shareholders of the Fund. The Fund also files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q and N-CSR(S) are available on the SEC's website at www.sec.gov. The Fund's Forms N-Q and N-CSR(S) may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 202-942-8090. You may also access this information from the Fund's website at www.integrityfunds.com.

SHAREHOLDER INQUIRIES AND MAILINGS

All inquiries regarding the Fund should be directed to Integrity Funds Distributor, Inc. at 1 Main Street North, Minot, ND 58703 or call 800-276-1262. All inquiries regarding account information should be directed to Integrity Fund Services, Inc. at P.O. Box 759, Minot, ND 58702 or call 800-601-5593.

To reduce expenses, the Fund may mail only one copy of its prospectus and each annual and semiannual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call Integrity Funds Distributor, Inc. at 800-276-1262 (or contact your financial institution). Individual copies will be sent thirty days after receiving your request.

Terms & Definitions June 30, 2008 (Unaudited)

Appreciation

Increase in the value of an asset

Average Annual Total Return

A standardized measurement of the return (yield and appreciation) earned by a fund on an annual basis

Coupon Rate or Face Rate

Rate of interest payable annually based on the face amount of the bond; expressed as a percentage

Depreciation

Decrease in the value of an asset

Lehman Brothers Municipal Bond Index

An unmanaged list of long-term, fixed-rate, investment-grade, tax-exempt bonds representative of the municipal bond market. The index does not take into account brokerage commissions or other costs, may include bonds different from those in the Fund, and may pose different risks than the Fund.

Market Value

Actual (or estimated) price at which a bond trades in the marketplace

Maturity

Measure of the term or life of a bond in years; a bond "matures" when the issuer repays the principal

Multiple Classes of Shares

Although an individual mutual fund invests in only one portfolio of securities, it may offer investors several purchase options, which are "classes" of shares. Multiple classes permit shareholders to choose the fee structure that best meets their needs and goals. Generally, each class will differ in terms of how and when sales charges and certain fees are assessed.

Net Asset Value

The value of all a fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge

Offering Price

The price at which a mutual fund's share can be purchased; the offering price per share is the current net asset value plus any sales charge

Quality Ratings

A designation assigned by independent rating companies to give a relative indication of a bond's creditworthiness; "AAA," "AA," "A," and "BBB" indicate investment grade securities. Ratings can range from a high of "AAA" to a low of "D".

Total Return

Measures both the net investment income and any realized and unrealized appreciation or depreciation of the underlying investments in a fund's portfolio for the period, assuming the reinvestment of all dividends; represents the aggregate percentage or dollar value change over the period

June 30, 2008 (Unaudited)

COMPOSITION

Portfolio Quality Ratings

(Based on total long-term investments)

AAA	13.9%
AA	38.1%
A	48.0%

Quality ratings reflect the financial strength of the issuer. They are assigned by independent rating services such as Moody's Investors Services ("Moody's") and Standard & Poor's Ratings Group ("S&P"). Non-rated bonds have been determined to be of appropriate quality for the portfolio by Integrity Money Management, Inc. ("Integrity Money Management"), the Fund's investment adviser.

These percentages are subject to change.

Portfolio Market Sectors

(As a percentage of Net Assets)

HL-Health	49.8%
S-School	27.3%
H-Housing	13.6%
O-Other	3.9%
U-Utilities	3.2%
I-Industrial	2.2%

Market sectors are breakdowns of the Fund's portfolio holdings into specific investment classes.

These percentages are subject to change.

June 30, 2008 (Unaudited)

DISCLOSURE OF FUND EXPENSES

The example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

EXAMPLE

As a shareholder of the Fund, you incur two types of costs:

•	transaction costs:	sales charges (loads), redemption fees, and exchange fees
•	ongoing costs:	management fees, distribution (12b-1) fees, and other Fund expenses

This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 31, 2007 to June 30, 2008.

The example illustrates the Fund's costs in two ways:

Actual expenses

The section in the table under the heading "Actual" provides information about actual account values and actual expenses. You may use the information in these columns together with the amount you invested to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an account value of $8,600 divided by $1,000 equals 8.6), then multiply the result by the number in the appropriate column for your share class in the column entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The section in the table under the heading "Hypothetical (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the section in the table under the heading "Hypothetical (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 12/31/07	Ending Account Value 06/30/08	Expenses Paid During Period*
Actual
Class A	$1,000.00	$1,002.17	$5.36
Class B	$1,000.00	$998.42	$7.84
Hypothetical (5% return before expenses)
Class A	$1,000.00	$1,019.51	$5.40
Class B	$1,000.00	$1,017.01	$7.92

*For each class of the Fund, expenses are equal to the annualized expense ratio of each class (1.07% for Class A and 1.57% for Class B), multiplied by the average account value over the period, multiplied by 180/360 days. Class A's ending account value in the "Actual" section of the table is based on its actual total return of 0.22% for the six-month period of December 31, 2007 to June 30, 2008. Class B's ending account value in the "Actual" section of the table is based on its actual total return of (0.16%) for the six-month period of December 31, 2007 to June 30, 2008.

June 30, 2008 (Unaudited)

AVERAGE ANNUAL TOTAL RETURNS

	For periods ending June 30, 2008
Montana Tax-Free Fund Class A Shares	1 year	3 year	5 year	10 year	Since Inception (January 7, 2000)
Without Sales Charge	2.60%	4.10%	2.58%	N/A	3.04%
With Sales Charge (4.25%)	(1.80%)	2.61%	1.69%	N/A	2.52%

Lehman Brothers Municipal Bond Index	1 year	3 year	5 year	10 year	Since Inception (January 7, 2000)
	3.24%	2.93%	3.53%	N/A	5.61%

	For periods ending June 30, 2008
Montana Tax-Free Fund Class B Shares	1 year	3 year	5 year	10 year	Since Inception (August 12, 1993)
Without CDSC	1.96%	3.55%	2.05%	*N/A	3.17%
With CDSC (4% maximum)	(1.97%)	2.60%	1.87%	*N/A	3.17%

Lehman Brothers Municipal Bond Index	1 year	3 year	5 year	10 year	Since Inception (August 12, 1993)
	3.24%	2.93%	3.53%	N/A	5.38%

*Class B shares are automatically converted to Class A shares after eight years.

Putting Performance into Perspective

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 800-276-1262.

You should consider the Fund's investment objectives, risks, charges, and expenses carefully before investing. For this and other important information, please obtain a Fund prospectus at no cost from your financial adviser and read it carefully before investing.

The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemption of Fund shares.

June 30, 2008 (Unaudited)

COMPARATIVE INDEX GRAPH

Comparison of change in value of a $10,000 investment in the Fund and the Lehman Brothers Municipal Bond Index

CLASS B SHARES
	Montana Tax-Free Fund without Sales Charge	Lehman Brothers Municipal Bond Index
1997	$10,000	$10,000
1998	$10,366	$10,648
1999	$10,126	$10,428
2000	$11,034	$11,648
2001	$11,543	$12,246
2002	$11,377	$13,421
2003	$11,451	$14,135
2004	$11,477	$14,767
2005	$11,555	$15,288
2006	$12,212	$16,030
2007	$12,511	$16,569
6/30/08	$12,491	$16,572

Putting Performance into Perspective

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 800-276-1262.

You should consider the Fund's investment objectives, risks, charges, and expenses carefully before investing. For this and other important information, please obtain a Fund prospectus at no cost from your financial adviser and read it carefully before investing.

The Class B Shares graph does not reflect the deduction of the maximum CDSC. Had CDSC been included, performance would have been lower.

The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemptions of Fund shares.

The graph comparing the Fund's performance to a benchmark index provides you with a general sense of how the Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. The Lehman Brothers Municipal Bond Index is a national index representative of the national municipal bond market, whereas the Fund concentrates its investments in Montana municipal bonds. The Fund's total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities necessary to match the index. If they could, they would incur transaction costs and other expenses. All Fund and benchmark returns include reinvested dividends.

June 30, 2008 (Unaudited)

MANAGEMENT OF THE FUND

The Board of the Fund consists of five Directors. These same individuals, unless otherwise noted, also serve as Directors or Trustees for the three incorporated funds in the Integrity family of funds, the six series of Integrity Managed Portfolios, and the three series of The Integrity Funds. Three Directors (60% of the total) have no affiliation or business connection with Integrity Money Management or any of its affiliates. These are the "Independent" Directors. Two of the remaining three Directors and/or Officers are "interested" by virtue of their affiliation with Integrity Money Management and its affiliates.

The Independent Directors of the Fund, their term of office and length of time served, their principal occupation(s) during the past five years, the number of portfolios overseen in the Fund Complex by each Independent Director and other Directorships, if any, held outside the Fund Complex, are shown below.

INDEPENDENT DIRECTORS

NAME, ADDRESS, AND AGE	POSITION(S) HELD WITH REGISTRANT	TERM AND LENGTH SERVED	NUMBER OF PORTFOLIOS OVERSEEN IN THE FUND COMPLEX(1)	PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE YEARS	OTHER DIRECTORSHIPS HELD OUTSIDE THE FUND COMPLEX
Jerry M. Stai 2405 11th Ave. NW Minot, ND 58703 56	Director	Indefinite Since January 2006	12

Faculty, Embry-Riddle University (Aug. 2000 to Sep. 2005); Faculty, Park University (Aug., 2005 to Dec. 2005); Non-Profit Specialist, Bremer Bank (since July 2005); Faculty, Minot State University (since Aug. 2000); Director, ND Tax-Free Fund, Inc., and Integrity Fund of Funds, Inc., (since Jan. 2006); Trustee, Integrity Managed Portfolios and The Integrity Funds (since Jan. 2006).

					Marycrest Franciscan Development, Inc.
Orlin W. Backes 948 13th Ave SW Minot, ND 58701 73	Director	Indefinite Since April 1995	12

Attorney, McGee, Hankla, Backes & Dobrovolny, P.C.; Director, South Dakota Tax-Free Fund, Inc. (April 1995 to June 2004), Integrity Fund of Funds, Inc. and ND Tax-Free Fund, Inc. (since April 1995); Trustee, Integrity Managed Portfolios (since January 1996) and The Integrity Funds (since June 2003).

					First Western Bank & Trust
R. James Maxson 1 N. Main St. Minot, ND 58703 60	Director	Indefinite Since January 1999	12

Attorney, Maxson Law Office (since November 2002), Director, South Dakota Tax-Free Fund, Inc. (January 1999 to June 2004), Integrity Fund of Funds, Inc., ND Tax-Free Fund, Inc. (since January 1999), and Trustee, Integrity Managed Portfolios (since January 1999) and The Integrity Funds (since June 2003).

					Vincent United Methodist Foundation Minot Area Development Corporation

(1)The Fund Complex consists of the three incorporated funds in the Integrity family of funds, the six series of Integrity Managed Portfolios, and the three series of The Integrity Funds.

Directors and Officers of the Fund serve until their resignation, removal, or retirement.

The Statement of Additional Information ("SAI") contains more information about the Fund's Directors and is available without charge upon request, by calling Integrity Funds Distributor, Inc. ("Integrity Funds Distributor") at 800-276-1262.

The Interested Directors and Officers of the Fund, their term of office and length of time served, their principal occupation(s) during the past five years, the number of portfolios overseen in the Fund Complex by each Interested Director, and other Directorships, if any, held outside the Fund Complex are shown below.

INTERESTED DIRECTORS AND OFFICERS

NAME, ADDRESS, AND AGE	POSITION(S) HELD WITH REGISTRANT	TERM AND LENGTH SERVED	NUMBER OF PORTFOLIOS OVERSEEN IN THE FUND COMPLEX(1)	PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE YEARS	OTHER DIRECTORSHIPS HELD OUTSIDE THE FUND COMPLEX
Robert E. Walstad(2)(3) 1 N. Main St. Minot, ND 58703 63	Director, Chairman, Interim President	Indefinite Since Inception	12

Director (Sept. 1987 to Feb. 2007), CEO (Sept. 2001 to Feb. 2007), Integrity Mutual Funds, Inc.; Director, President and Treasurer, (Aug. 1988 to Feb. 2007), Integrity Money Management, Inc.; Director, President and Treasurer (Aug. 1988 to Sept. 2004), ND Capital, Inc.; Director, President and Treasurer (May 1989 to Feb. 2007), Integrity Fund Services, Inc.; Director, President, CEO, and Treasurer, (Jan. 1996 to Aug. 2003), Integrity Funds Distributor, Inc.; Director, CEO, Chairman, (Jan. 2002 to Feb. 2007) and President (Sept. 2002 to Dec. 2004), Capital Financial Services, Inc.; Director and President, (April 1994 to June 2004) South Dakota Tax-Free Fund, Inc.; President (Jan. 1996 to July 2007) and (since March 2008) Integrity Managed Portfolios, (May 2003 to July 2007) and (since March 2008) The Integrity Funds, (Jan. 1995 to July 2007) and (since March 2008) Integrity Fund of Funds, Inc., (Jan. 1989 to July 2007) and (since March 2008) ND Tax-Free Fund, Inc., (Aug. 1993 to July 2007) and (since March 2008) Montana Tax-Free Fund, Inc.; Director and Chairman Montana Tax-Free Fund, Inc. (since May 1993), Integrity Fund of Funds, Inc. (since Aug. 1994), and ND Tax Free Fund, Inc. (since Oct. 1988); Trustee, Chairman, (since January 1996) and Treasurer (January 1996 to May 2004), Integrity Managed Portfolios; Trustee and Chairman (since June 2003), The Integrity Funds.

					Minot Park Board
Peter A. Quist(2) 1 N. Main St. Minot, ND 58703 74	Director, Vice President, Secretary	Indefinite Since Inception	3

Attorney; Director and Vice President (since May 1988) Integrity Mutual Funds, Inc.; Director, Vice President and Secretary, Integrity Money Management, Inc (since August 1988), Integrity Fund Services, Inc. (since May 1989), Integrity Funds Distributor, Inc. (since January 1996), ND Capital, Inc. (August 1988 to August 2006); Director, Vice President and Secretary, South Dakota Tax-Free Fund, Inc. (April 1994 to June 2004), Montana Tax-Free Fund, Inc. (since May 1993), Integrity Fund of Funds, Inc. (since Aug. 1994), and ND Tax Free Fund, Inc. (since Oct. 1988); Vice President and Secretary, Integrity Managed Portfolios (since January 1996) and The Integrity Funds (since June 2003).

					None

OFFICERS

Name, Address and Age	Position(s) Held with Registrant	Term and Length Served	Number of Portfolios Overseen In The Fund Complex	Principal Occupation(s) During Past 5 Years	Other Directorships Held Outside The Fund Complex
Adam C. Forthun 1 N. Main St. Minot, ND 58703 32	Treasurer	Indefinite Since May 2008	N/A

Fund Accountant (May 2003 to October 2005), Fund Accounting Supervisor (October 2005 to March 2008), Fund Accounting Manager (since March 2008), Integrity Fund Services, Inc.; Treasurer (since May 2008), Integrity Managed Portfolios, The Integrity Funds, ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., and Integrity Fund of Funds, Inc.

None
Brent M. Wheeler 1 N. Main St. Minot, ND 58703 37	Mutual Fund Chief Compliance Officer	Indefinite Since October 2005	N/A

Fund Accounting Manager (May 1998 to October 2005), Integrity Fund Services, Inc.; Treasurer (May 2004 to October 2005), Mutual Fund Compliance Officer (since October 2005) Integrity Managed Portfolios, The Integrity Funds, ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., and Integrity Fund of Funds, Inc.

None

(1) The Fund Complex consists of the three incorporated funds in the Integrity family of funds, the six series of Integrity Managed Portfolios, and the three series of The Integrity Funds.

(2) Directors and/or Officers who are "interested persons" of the Fund as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). Mr. Quist is an interested person by virtue of being an Officer and Director of the Fund's investment adviser and the Fund's principal underwriter. Mr. Walstad is an interested person by virtue of being an officer of the Fund and a shareholder of Integrity Mutual Funds, Inc.

(3) Effective February 29, 2008, Mark R. Anderson resigned as President of the Fund, and effective March 4, 2008, Mr. Walstad succeeded Mr. Anderson as Interim President of the Fund. Mr. Walstad is also a Director and Chairman of the Fund.

Directors and Officers of the Fund serve until their resignation, removal, or retirement.

The SAI contains more information about the Fund's Directors and is available without charge upon request, by calling Integrity Funds Distributor at 800-276-1262.

Schedule of Investments June 30, 2008 (Unaudited)

Name of Issuer
Percentages represent the market value of each investment category to total net assets	Rating Moody's/S&P	Coupon Rate	Maturity	Principal Amount	Market Value

MONTANA MUNICIPAL BONDS (96.2%)

#Billings, MT (West Park Village) Multifamily Hsg. Devl. Ref. Rev. GNMA	Aaa/NR	5.550%	12/01/2032	$2,500,000	$2,444,625
#Forsyth, MT PCR Ref. Northwestern Corp. Colstrip AMBAC	Aa-3/AA	4.650	08/01/2023	650,000	623,792
MT Fin. Auth. Hlth. Care Rev. Master Loan Proj.—Cmnty. Med. Ctr.	Aa-3/NR	5.100	12/01/2018	250,000	257,172
MT Fin. Auth. Hlth. Care Rev. Master Loan Proj.—Cmnty. Med. Ctr.	Aa-3/NR	5.125	12/01/2019	250,000	256,560
MT Fin. Auth. Hlth. Care Rev. Master Loan Proj.—Cmnty. Med. Ctr.	Aa-3/NR	5.150	12/01/2020	250,000	254,677
MT Fin. Auth. Hlth. Care Rev. Master Loan Proj.—Cmnty. Med. Ctr.	Aa-3/NR	5.200	12/01/2021	250,000	253,897
MT Fac. Fin. Auth. (St. Luke Health)	Aa-3/NR	4.500	01/01/2017	120,000	119,746
MT Fac. Fin. Auth. (St. Luke Health)	Aa-3/NR	5.000	01/01/2022	500,000	501,025
MT Facs. Fin. Auth. (St. Peters Hospital)	A-3/NR	5.000	06/01/2028	250,000	240,653
*MT Fin. Auth. Rev. (Providence Health)	Aa/AA	5.000	10/01/2022	1,500,000	1,529,085
MT Fac. Fin. Auth. Series A (Cmty, Counseling & Correctional Svcs.) CIFG	NR/A-	4.500	10/01/2022	470,000	453,179
MT Fac. Fin. Auth. Series B (Boyd Andrew Prj.) CIFG	NR/A-	4.500	10/01/2022	215,000	207,305
MT Fac. Fin. Auth. (Benefits Healthcare) Assured GTY	NR/AAA	4.750	01/01/2025	150,000	149,742
MT State (Water Pollution Control) Revolving Fund Program G.O.	Aa/AA	5.600	07/15/2020	170,000	178,126
MT State (Water Pollution Control) Revolving Fund Program G.O.	Aa/AA	5.600	07/15/2020	240,000	251,472
MT Board of Hsg. Multifamily Mrtge. FHA	Aa/NR	6.150	08/01/2026	200,000	201,958
*MT State Board of Regents Higher Educ. (MT St. Univ.) Rev. Ref. AMBAC	Aa-3/AA	5.000	11/15/2021	750,000	784,395
MT State Board of Regents (University of MT) MBIA	A/AA	6.000	05/15/2019	230,000	245,877
MT State Board of Regents (University of MT) MBIA	A/AA	5.750	05/15/2024	275,000	289,657
MT State Board of Regents Higher Educ. (MT. St. Univ.) Fac. Rev. AMBAC	Aa-3/AA	4.500	11/15/2025	770,000	751,928
MT Hlth. Facs. Auth. (State Hospital) Hlth. Care Rev. AMBAC	Aa-3/NR	5.000	06/01/2022	600,000	611,184
MT Hlth. Facs. Auth. (Big Horn Hosp.—Hardin) Rev.	A/NR	5.100	02/01/2018	300,000	300,000
MT Hlth. Facs. Auth. (Lewis & Clark Nursing Home) Rev.	A/NR	5.100	02/01/2018	350,000	350,000
MT Hlth. Facs. Auth. (Lewis & Clark Office Proj.) Rev.	A/NR	5.100	02/01/2018	150,000	150,000
*MT Hlth. Facs. Auth. (Marcus Daly Memorial) Rev.	A/NR	6.000	08/01/2020	1,400,000	1,432,648
*MT Hgr. Educ. Student Assistance Corp. Rev.	A/NR	5.500	12/01/2031	1,935,000	1,941,502
#MT Hgr. Educ. Student Assistance Corp. Rev.	A/NR	6.400	12/01/2032	1,250,000	1,283,037
#MT Hlth. Facs. Auth. (Bozeman Deaconess) Rev. Ref.	NR/A+	5.000	06/01/2018	1,000,000	1,018,870
MT Hlth. Facs. Auth. (Alternatives Inc.) Prerelease Ctr. Rev.	NR/A-	5.600	10/01/2017	750,000	750,293
#MT Hlth. Facs. Auth. (Boyd Andrew Prj.) Pre Release Center	NR/A-	6.300	10/01/2020	795,000	830,505

TOTAL MONTANA MUNICPAL BONDS (COST: $18,618,669)					$18,662,910

SHORT-TERM SECURITIES (3.2%)				Shares
Wells Fargo Advantage National Tax-Free Money Market (COST: $613,961)				613,961	$613,961

TOTAL INVESTMENTS IN SECURITIES (COST: $19,232,630)					$19,276,871
OTHER ASSETS LESS LIABILITIES					116,347

NET ASSETS					$19,393,218

* Indicates bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases.
# Indicates bonds are segregated by the custodian to cover initial margin requirements.
Non-rated (NR) securities have been determined to be of investment grade quality by the Fund's Manager.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels:

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.

Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2008:

Valuation Inputs	Investments in Securities
Level 1—Quoted Prices	$613,961
Level 2—Other Significant Observable Inputs	18,662,910
Level 3—Significant Unobservable Inputs	0
Total	$19,276,871

The accompanying notes are an integral part of these financial statements.

Financial Statements June 30, 2008

Statement of Assets and Liabilities

June 30, 2008 (Unaudited)

ASSETS
Investments in securities, at value (cost: $19,232,630)	$19,276,871
Accrued interest receivable	200,642
Accrued dividends receivable	824
Prepaid expenses	929
Receivable from manager	870
Total Assets	$19,480,136

LIABILITIES
Disbursements in excess of demand deposit cash	$155
Dividends payable	62,954
Payable for fund shares redeemed	1,500
Accrued expenses	6,603
Payable to affiliates	15,706
Total Liabilities	$86,918

NET ASSETS	$19,393,218

Net assets are represented by:
Capital stock outstanding, at par	$2,324
Additional paid-in capital	27,867,509
Accumulated undistributed net realized gain (loss) on investments and futures	(8,521,120)
Accumulated undistributed net investment income (loss)	264
Unrealized appreciation (depreciation) on investments	44,241
Total amount representing net assets applicable to 2,324,143 outstanding shares of $.001 par value common stock (200,000,000 shares authorized)	$19,393,218

Net Assets Consist of:
Class A	$14,975,988
Class B	$4,417,230
Total Net Assets	$19,393,218

Shares Outstanding:
Class A	1,793,403
Class B	530,740

Net Asset Value per share:
Class A	$8.35
Class A—offering price (based on sales charge of 4.25%)	$8.72
Class B	$8.32

The accompanying notes are an integral part of these financial statements.

Financial Statements June 30, 2008

Statement of Operations

For the six months ended June 30, 2008 (Unaudited)

INVESTMENT INCOME
Interest	$489,019
Dividends	5,840
Total Investment Income	$494,859

EXPENSES
Investment advisory fees	$58,780
Distribution (12b-1) fees—Class A	18,636
Distribution (12b-1) fees—Class B	17,524
Administrative service fees	15,246
Transfer agent fees	22,594
Accounting service fees	19,898
Legal fees	3,154
Custodian fees	1,799
Reports to shareholders	1,472
Directors fees	1,594
Transfer agent out-of-pockets	808
Professional fees	6,602
License, fees, and registrations	515
Insurance expense	294
Audit fees	3,310
Total Expenses	$172,226
Less expenses waived or absorbed by the Fund's manager	(55,779)
Total Net Expenses	$116,447

NET INVESTMENT INCOME (LOSS)	$378,412

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net change in unrealized appreciation (depreciation) of investments	$(354,564)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$23,848

The accompanying notes are an integral part of these financial statements.

Financial Statements June 30, 2008

Statement of Changes in Net Assets

For the six months ended June 30, 2008 and the year ended December 31, 2007

	For The Six Months Ended June 30, 2008 (Unaudited)	For The Year Ended December 31, 2007
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$378,412	$835,382
Net realized gain (loss) on investment transactions	0	101,412
Net change in unrealized appreciation (depreciation) on investments	(354,564)	(376,648)
Net Increase (Decrease) in Net Assets Resulting From Operations	$23,848	$560,146

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income
Class A ($.17 and $.34 per share, respectively)	$(297,008)	$(614,553)
Class B ($.15 and $.30 per share, respectively)	(81,403)	(220,660)
Distributions from net realized gain on investment transactions
Class A	0	0
Class B	0	0
Total Dividends and Distributions	$(378,411)	$(835,213)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class A	$689,744	$167,051
Class B	14,267	28,400
Proceeds from reinvested dividends
Class A	192,433	393,477
Class B	60,347	164,873
Cost of shares redeemed
Class A	(548,388)	(3,116,739)
Class B	(229,831)	(1,485,766)
Exchanges to/from related Fund classes
Class A	215,089	1,790,330
Class B	(215,089)	(1,790,330)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	$178,572	$(3,848,704)

TOTAL INCREASE (DECREASE) IN NET ASSETS	$(175,991)	$(4,123,771)
NET ASSETS, BEGINNING OF PERIOD	19,569,209	23,692,980
NET ASSETS, END OF PERIOD	$19,393,218	$19,569,209

Undistributed Net Investment Income	$264	$264

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements June 30, 2008 (Unaudited)

Note 1: ORGANIZATION

The Fund is registered under the 1940 Act as a non-diversified, open-end management investment company. The Fund incorporated under the laws of the State of North Dakota on April 15, 1993 and commenced operations on August 12, 1993.

The Fund's objective is to provide as high a level of current income exempt from federal and Montana income taxes as is consistent with preservation of capital. The Fund will seek to achieve this by investing primarily in a portfolio of Montana tax-exempt securities.

All shares existing prior to January 7, 2000 (the commencement date of Class A shares) were classified as Class B shares. Class B shares are sold without an initial sales charge, but are subject to a distribution fee of up to 0.75% on an annual basis and a CDSC that decreases depending on how long the shares have been held. Class A shares are sold with an initial sales charge of 4.25% and a distribution fee of up to 0.25% on an annual basis. The two classes of shares represent interests in the same portfolio of investments, have the same rights, and are generally identical in all respects except that each class bears its separate distribution and certain other class expenses and have exclusive voting rights with respect to any matter on which a separate vote of any class is required. Class B shares automatically convert to A shares on the 15th of the month or the next business day following the eighth anniversary of issuance.

Note 2: SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Investment security valuation—Securities for which quotations are not readily available (which will constitute a majority of the securities held by the Fund) are valued using a matrix system at fair value as determined by Integrity Money Management. The matrix system has been developed based on procedures approved by the Board of Directors and includes and includes consideration of the following: yields or prices of municipal bonds of comparable quality; type of issue, coupon, maturity, and rating; indications as to value from dealers; and general market conditions. Because the market value of securities can only be established by agreement between parties in a sales transaction, and because of the uncertainty inherent in the valuation process, the fair values as determined may differ from the values that would have been used had a ready market for the securities existed. The Fund follows industry practice and records security transactions on the trade date.

The Fund concentrates its investments in a single state. This concentration may result in the Fund investing a relatively high percentage of its assets in a limited number of issues.

Contingent deferred sales charge—In the case of investments of $1 million or more, a 1.00% CDSC may be assessed on Class A shares redeemed within 24 months of purchase (excluding shares purchased with reinvested dividends and/or distributions).

Federal and state income taxes—The Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its net investment income and any net realized gain on investments to its shareholders. Therefore, no provision for income taxes is required.

In June 2006, the Financial Accounting Standards Board ("FASB") issued Interpretation No. 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes". FIN 48 establishes the minimum threshold for recognizing, and a system for measuring, the benefits of tax-return positions in financial statements. Management has analyzed the Fund's tax positions taken on federal income tax returns for all open tax years (tax years ended December 31, 2004 through December 31, 2007) for purposes of implementing FIN 48, and has concluded that no provision for income tax is required in the Fund's financial statements. Interest and penalties related to uncertain tax positions, if any, are classified in the Fund's financial statements as "Other Expense".

The tax character of distributions paid was as follows:

	December 31, 2007	December 29, 2006
Tax-exempt income	$835,213	$958,199
Ordinary income	0	0
Long-term capital gains	0	0
Total	$835,213	$958,199

As of December 31, 2007, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)	Total Accumulated Earnings/(Deficit)
$0	$0	$0	($8,521,120)	$399,069	($8,122,051)

As of December 31, 2007, the Fund had net unexpired capital loss carryforward totaling $8,521,120, which are available to offset future realized capital gains. Any difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributed primarily to tax deferral of losses on wash sales.

Year	Unexpired Capital Losses
2008	$874,944
2010	$2,483,727
2011	$3,714,786
2012	$839,912
2013	$607,751

For the year ended December 31, 2007, the Fund did not make any permanent reclassifications to reflect tax character.

Multiple class allocations—The Fund simultaneously uses the settled shares method to allocate income and fund-wide expenses and uses the relative net assets method to allocate gains and losses. Class-specific expenses, distribution fees, and any other items that are specifically attributable to a particular class are charged directly to such class. For the six months ended June 30, 2008, distribution fees were the only class-specific expenses.

Distributions to shareholders—Dividends from net investment income, declared daily and payable monthly, are reinvested in additional shares of the Fund at net asset value or paid in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year. Net investment income, other than distribution fees, are allocated daily to each class of shares based upon the settled shares of each class.

Premiums and discounts—Premiums and discounts on municipal securities are amortized for financial reporting purposes.

Other—Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded by the Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from net investment income and realized gains determined in accordance with accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for market discount, capital loss carryforwards, and losses due to wash sales and futures transactions.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary book and tax basis differences will reverse in a subsequent period.

Futures contracts—The Fund may purchase and sell financial futures contracts to hedge against changes in the values of tax-exempt municipal securities the Fund owns or expects to purchase.

A futures contract is an agreement between two parties to buy or sell units of a particular index or a certain amount of U.S. Government or municipal securities at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with a broker an amount of cash or securities equal to the minimum "initial margin" requirement of the futures exchange on which the contract is traded. Subsequent payments ("variation margin") are made or received by the Fund, dependent on the fluctuations in the value of the underlying index. Daily fluctuations in value are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When entering into a closing transaction, the Fund will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contracts sold and the futures contracts to buy. Unrealized appreciation (depreciation) related to open futures contracts is required to be treated as realized gain (loss) for federal income tax purposes.

Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Schedule of Investments. The Statement of Assets and Liabilities reflects a receivable or payable for the daily mark to market for variation margin.

Certain risks may arise upon entering into futures contracts. These risks may include changes in the value of the futures contracts that may not directly correlate with changes in the value of the underlying securities.

Use of estimates—The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Reclassifications—Certain prior year amounts have been reclassified to conform to the current year presentation.

Note 3: CAPITAL SHARE TRANSACTIONS

As of June 30, 2008, there were 200,000,000 shares of $.001 par value authorized; 2,324,143 and 2,303,583 were outstanding at June 30, 2008 and December 31, 2007, respectively.

Transactions in capital shares were as follows:

	Class A Shares		Class B Shares
	For The Six Months Ended June 30, 2008 (Unaudited)	For The Year Ended December 31, 2007	For The Six Months Ended June 30, 2008 (Unaudited)	For The Year Ended December 31, 2007
Shares sold	81,712	19,479	1,689	3,327
Shares issued on reinvestment of dividends	22,848	46,163	7,186	19,394
Shares redeemed	(65,281)	(366,497)	(27,512)	(175,072)
Shares exchanged to Class A	0	0	(25,595)	(210,438)
Shares exchanged from Class B	25,513	209,763	0	0
Net increase (decrease)	64,792	(91,092)	(44,232)	(362,789)

Note 4: INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Integrity Money Management, the Fund's investment adviser; Integrity Funds Distributor, the Fund's underwriter; and Integrity Fund Services, Inc. ("Integrity Fund Services"), the Fund's transfer, accounting, and administrative services agent; are subsidiaries of Integrity Mutual Funds, the Fund's sponsor.

The Advisory Agreement provides for fees to be computed at an annual rate of 0.60% of the Fund's average daily net assets. The Fund has recognized $3,872 of investment advisory fees after a partial waiver for the six months ended June 30, 2008. The Fund has a payable to Integrity Money Management of $0 at June 30, 2008 for investment advisory fees. Certain Officers and Directors of the Fund are also Officers and Directors of Integrity Money Management.

Integrity Money Management has contractually agreed to maintain Class A expense levels at 1.07% and Class B expense levels at 1.57% through December 31, 2008. In addition to the contractual commitment, Integrity Money Management may voluntarily waive fees or reimburse expenses not required under the advisory contract from time to time. Accordingly, after fee waivers and expense reimbursements, the actual total annual operating expenses for Class A shares were 1.07% for the six months ended June 30, 2008. After fee waivers and expense reimbursements, the actual total annual operating expenses for Class B shares were 1.57% for the six months ended June 30, 2008.

Principal underwriter and shareholder services

Integrity Funds Distributor serves as the principal underwriter for the Fund. The Fund has adopted a distribution plan for each class of shares as allowed by Rule 12b-1 of the 1940 Act. Distribution plans permit the Fund to reimburse its principal underwriter for costs related to selling shares of the Fund and for various other services. These costs, which consist primarily of commissions and service fees to broker-dealers who sell shares of the Fund, are paid by shareholders through expenses called "Distribution Plan expenses." Class A currently pays an annual distribution fee of up to 0.25% of the average daily net assets of the class. Class B currently pays an annual distribution fee of up to 0.75% of the average daily net assets of the class. Distribution Plan expenses are calculated daily and paid monthly.

During the six months ended June 30, 2008, amounts paid or accrued to Integrity Funds Distributor and fees waived, if any, pursuant to Class A and Class B Distribution Plans were as follows:

	12b-1 Fees Charged	12b-1 Fees Waived
Class A	$18,636	$0
Class B	$17,524	$0

Integrity Fund Services provides shareholder services for a variable fee equal to 0.20% of the Fund's average daily net assets on an annual basis for the Fund's first $50 million and at a lower rate on the average daily net assets in excess of $50 million, with a minimum of $2,000 per month plus reimbursement of out-of-pocket expenses. An additional fee with a minimum of $500 per month is charged for each additional share class. The Fund has recognized $22,594 of transfer agency fees for the six months ended June 30, 2008. The Fund has a payable to Integrity Fund Services of $3,748 at June 30, 2008 for transfer agency fees. Integrity Fund Services also acts as the Fund's accounting services agent for a monthly fee equal to the sum of a fixed fee of $2,000, and a variable fee equal to 0.05% of the Fund's average daily net assets on an annual basis for the Fund's first $50 million and at a lower rate on the average daily net assets in excess of $50 million. An additional fee with a minimum of $500 per month is charged for each additional share class. The Fund has recognized $19,898 of accounting service fees for the six months ended June 30, 2008. The Fund has a payable to Integrity Fund Services of $3,312 at June 30, 2008 for accounting service fees. Integrity Fund Services also acts as the Fund's administrative services agent for a variable fee equal to 0.125% of the Fund's average daily net assets on an annual basis for the Fund's first $50 million and at a lower rate on the average daily net assets in excess of $50 million, with a minimum of $2,000 per month plus out-of-pocket expenses. An additional fee with a minimum of $500 per month will be charged for each additional share class. The Fund has recognized $15,246 of administrative service fees for the six months ended June 30, 2008. The Fund has a payable to Integrity Fund Services of $2,530 at June 30, 2008 for administrative service fees.

Note 5: INVESTMENT SECURITY TRANSACTIONS

The Fund had no purchases or proceeds from the sales of investment securities (excluding short-term securities) for the six months ended June 30, 2008.

Note 6: INVESTMENT IN SECURITIES

At June 30, 2008, the aggregate cost of securities for federal income tax purposes was substantially the same for financial reporting purposes at $19,232,630. The net unrealized appreciation of investments based on the cost was $44,241, which is comprised of $209,170 aggregate gross unrealized appreciation and $164,929 aggregate gross unrealized depreciation. Differences between financial reporting-basis and tax-basis unrealized appreciation/depreciation are due to differing treatment of market discount.

Note 7: RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

In September 2006, FASB issued Statement of Financial Accounting Standards (SFAS) No. 157 ("SFAS 175"), "Fair Value Measurements". This standard defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosures about fair value measurements. The standard is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years.

In accordance with the provisions of SFAS 157, the Fund adopted this standard effective January 1, 2008. The implementation of the standard did not impact the amounts reported in the financial statements, however additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain measurements on changes in net assets for the period.

Financial Highlights June 30, 2008

Selected per share data and ratios for the periods indicated.

Class A Shares

	For The Six Months Ended June 30, 2008 (Unaudited)	For The Year Ended December 31, 2007	For The Year Ended December 29, 2006	For The Year Ended December 30, 2005	For The Year Ended December 31, 2004	For The Year Ended December 31, 2003
NET ASSET VALUE, BEGINNING OF PERIOD	$8.50	$8.60	$8.42	$8.68	$8.98	$9.27

Income from Investment Operations:
Net investment income (loss)	$.17	$.34	$.34	$.35	$.36	$.40
Net realized and unrealized gain (loss) on investment transactions	(.15)	(.10)	.18	(.26)	(.30)	(.29)
Total Income (Loss) From Investment Operations	$.02	$.24	$.52	$.09	$.06	$.11

Less Distributions:
Dividends from net investment income	$(.17)	$(.34)	$(.34)	$(.35)	$(.36)	$(.40)
Distributions from net realized gains	.00	.00	.00	.00	.00	.00
Total Distributions	$(.17)	$(.34)	$(.34)	$(.35)	$(.36)	$(.40)

NET ASSET VALUE, END OF PERIOD	$8.35	$8.50	$8.60	$8.42	$8.68	$8.98

Total Return	0.43%(A)(C)	2.85%(A)	6.32%(A)	1.07%(A)	0.73%(A)	1.19%(A)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	$14,976	$14,696	$15,652	$14,247	$14,297	$12,165
Ratio of net expenses (after expense assumption) to average net assets	1.07%(B)(C)	1.07%(B)	1.05%(B)	1.00%(B)	0.95%(B)	0.95%(B)
Ratio of net investment income to average net assets	3.98%(C)	3.97%	4.03%	4.11%	4.12%	4.34%
Portfolio turnover rate	0.00%	8.92%	27.72%	0.92%	0.00%	9.19%

(A) Excludes maximum sales charge of 4.25%.

(B) During the periods indicated above, Integrity Mutual Funds assumed/waived expenses of $42,484, $78,188, $54,990, $40,760, $34,905, and $18,886, respectively. If the expenses had not been assumed/waived, the annualized ratio of total expenses to average net assets would have been 1.64%, 1.58%, 1.43%, 1.29%, 1.21%, and 1.15%, respectively.

(C)Ratio is annualized.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

Financial Highlights June 30, 2008

Selected per share data and ratios for the periods indicated.

Class B Shares

	For The Six Months Ended June 30, 2008 (Unaudited)	For The Year Ended December 31, 2007	For The Year Ended December 29, 2006	For The Year Ended December 30, 2005	For The Year Ended December 31, 2004	For The Year Ended December 31, 2003
NET ASSET VALUE, BEGINNING OF PERIOD	$8.48	$8.57	$8.40	$8.65	$8.95	$9.25

Income from Investment Operations:
Net investment income (loss)	$.15	$.30	$.30	$.31	$.32	$.36
Net realized and unrealized gain (loss) on investment transactions	(.16)	(.09)	.17	(.25)	(.30)	(.30)
Total Income (Loss) From Investment Operations	$(.01)	$.21	$.47	$.06	$.02	$.06

Less Distributions:
Dividends from net investment income	$(.15)	$(.30)	$(.30)	$(.31)	$(.32)	$(.36)
Distributions from net realized gains	.00	.00	.00	.00	.00	.00
Total Distributions	$(.15)	$(.30)	$(.30)	$(.31)	$(.32)	$(.36)

NET ASSET VALUE, END OF PERIOD	$8.32	$8.48	$8.57	$8.40	$8.65	$8.95

Total Return	(0.32%)(A)(C)	2.45%(A)	5.69%(A)	0.68%(A)	0.22%(A)	0.66%(A)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	$4,417	$4,873	$8,041	$12,481	$23,217	$36,173
Ratio of net expenses (after expense assumption) to average net assets	1.57%(B)(C)	1.57%(B)	1.54%(B)	1.50%(B)	1.45%(B)	1.36%(B)
Ratio of net investment income to average net assets	3.48%(C)	3.47%	3.56%	3.60%	3.63%	3.98%
Portfolio turnover rate	0.00%	8.92%	27.72%	0.92%	0.00%	9.19%

(A) Excludes contingent deferred sales charge of 4.00%.

(B) During the periods indicated above, Integrity Mutual Funds assumed/waived expenses of $13,295, $32,103, $36,608, $49,461, $72,241, and $129,201, respectively. If the expenses had not been assumed/waived, the annualized ratio of total expenses to average net assets would have been 2.14%, 2.08%, 1.90%, 1.78%, 1.70%, and 1.65%, respectively.

(C) Ratio is annualized.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

Item 2—Code of Ethics

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant's annual Form N-CSR. There were no amendments to the Code during the registrant's most recent fiscal half-year. The registrant did not grant any waivers, including implicit waivers, from any provisions of the code of ethics to the principal financial officer and principal executive officer during the period covered by this report.

Item 3—Audit Committee Financial Expert

The information required in this Item is only required in an annual report on Form N-CSR.

Item 4—Principal Accountant Fees and Services

The information required by this Item is only required in an annual report on Form N-CSR.

Item 5—Audit Committee of Listed Registrants

Not applicable

Item 6—Schedule of Investments

The Schedule of Investments is included in Item 1 of this Form N-CSRS.

Item 7—Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable

Item 8—Portfolio Managers of Closed-End Management Investment Company and Affiliated Purchasers

Not applicable

Item 9—Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable

Item 10—Submissions of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors in the last fiscal half-year.

Item 11—Controls and Procedures

(a)

Based on their evaluation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-CSRS (the "Report"), the registrant's principal executive officer and principal financial officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the registrant's principal executive officer and principal financial officer who are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure.

(b)

There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's most recent fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12—Exhibits

(a)	(1)	The registrant's code of ethics filed pursuant to Item 2 of the N-CSR is filed with the registrant's annual N-CSR.

	(2)	Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 is filed and attached hereto.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed and attached hereto.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By:	/s/ Robert E. Walstad
Robert E. Walstad
Interim President, Montana Tax-Free Fund, Inc.

Date: August 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By:	/s/ Adam Forthun
Adam Forthun
Treasurer, Montana Tax-Free Fund, Inc.

Date: August 28, 2008